Cover	Jul. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2021
Entity File Number	333-199108
Entity Registrant Name	SUMMIT NETWORKS INC.
Entity Central Index Key	0001619096
Entity Tax Identification Number	35-2511257
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	S101-5289 Cambie Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5Z 0J5
City Area Code	604
Local Phone Number	336-5353
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false